NOTE 1. - BASIS OF PRESENTATION (Tables)	9 Months Ended
Apr. 30, 2013
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$ -	$ -	$ 6,890	$ 6,890